HAWAIIAN TAX-FREE TRUST
Portfolio of Investments
December 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 101.7%
Hawaii — 101.7%
Hawaii County GO, Callable 9/1/2033 at 100, 5.00%, 9/1/41	$ 4,570,000	$ 5,014,387
Hawaii County GO, Series A, Callable 3/1/2026 at 100, 5.00%, 9/1/30	1,000,000	1,022,470
Hawaii County GO, Series A, Callable 3/1/2026 at 100, 4.00%, 9/1/35	1,095,000	1,100,004
Hawaii County GO, Series A, Callable 3/1/2027 at 100, 5.00%, 9/1/29	4,000,000	4,166,480
Hawaii County GO, Series D, Refunding, Callable 3/1/2027 at 100, 4.00%, 9/1/28	2,000,000	2,040,340
Hawaii County GO, Series D, Refunding, Callable 3/1/2027 at 100, 4.00%, 9/1/31	1,000,000	1,017,880
Hawaii Housing Finance & Development Corp. Revenue, 3.30%, 12/1/29(a)	12,000,000	11,902,800
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 1/21/2025 at 100, 3.75%, 1/1/31	1,825,000	1,825,182
Hawaii State Airports System Revenue, AMT, Callable 1/21/2025 at 100, 5.25%, 8/1/25	3,435,000	3,448,843
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/2025 at 100, 5.00%, 7/1/41	1,850,000	1,853,959
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/2025 at 100, 5.00%, 7/1/45	3,000,000	3,006,360
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/2028 at 100, 5.00%, 7/1/48	2,465,000	2,500,028
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/2032 at 100, 5.00%, 7/1/51	$9,000,000	$ 9,296,730
Hawaii State Department of Budget & Finance Revenue, Callable 7/1/2033 at 100, 5.50%, 7/1/52	10,000,000	10,837,900
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/28	340,000	340,864
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/29	360,000	360,425
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 1/1/2030 at 100, 4.00%, 1/1/32	540,000	536,139
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 1/1/2030 at 100, 4.00%, 1/1/33	540,000	533,088
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 1/1/2030 at 100, 3.00%, 1/1/34	435,000	390,969
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 1/1/2030 at 100, 3.00%, 1/1/35	300,000	264,873
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 1/1/2030 at 100, 3.00%, 1/1/36	280,000	242,763
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/25	3,000,000	3,024,240
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/25	1,700,000	1,714,331
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/29	300,000	321,726

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/31	$1,600,000	$ 1,758,736
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 7/1/2025 at 100, 5.00%, 7/1/26	1,000,000	1,008,600
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 7/1/2025 at 100, 5.00%, 7/1/27	1,300,000	1,310,400
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 7/1/2025 at 100, 5.00%, 7/1/35	15,520,000	15,610,947
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 7/1/2033 at 100, 5.00%, 7/1/37	2,675,000	2,949,883
Hawaii State Department of Budget & Finance Revenue, Series B, Refunding, 5.00%, 7/1/32	2,500,000	2,775,100
Hawaii State Department of Hawaiian Home Lands, Series A, Refunding, 5.00%, 11/1/25	145,000	147,204
Hawaii State Department of Hawaiian Home Lands, Series A, Refunding, 5.00%, 11/1/27	1,115,000	1,174,641
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/26	945,000	966,924
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/2027 at 100, 5.00%, 4/1/29	905,000	939,824
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/2027 at 100, 5.00%, 4/1/30	$ 840,000	$ 870,475
Hawaii State GO, Series EO, Callable 1/31/2025 at 100, 5.00%, 8/1/30	3,195,000	3,200,943
Hawaii State GO, Series EO, Unrefunded Portion, Callable 1/31/2025 at 100, 5.00%, 8/1/28	1,735,000	1,739,199
Hawaii State GO, Series EO, Unrefunded Portion, Callable 1/31/2025 at 100, 5.00%, 8/1/29	1,475,000	1,477,036
Hawaii State GO, Series ET, Prerefunded, Callable 10/1/2025 at 100, 5.00%, 10/1/30	2,070,000	2,100,450
Hawaii State GO, Series FB, Callable 4/1/2026 at 100, 5.00%, 4/1/27	6,225,000	6,384,235
Hawaii State GO, Series FB, Callable 4/1/2026 at 100, 4.00%, 4/1/29	2,255,000	2,280,121
Hawaii State GO, Series FH, Refunding, 5.00%, 10/1/25	825,000	837,012
Hawaii State GO, Series FK, Callable 5/1/2027 at 100, 5.00%, 5/1/34	2,540,000	2,637,384
Hawaii State GO, Series FT, Callable 1/1/2028 at 100, 5.00%, 1/1/29	10,100,000	10,669,640
Hawaii State GO, Series FT, Callable 1/1/2028 at 100, 5.00%, 1/1/30	1,680,000	1,773,458
Hawaii State GO, Series FT, Callable 1/1/2028 at 100, 5.00%, 1/1/33	4,100,000	4,312,913
Hawaii State GO, Series FW, 4.00%, 1/1/25	4,000,000	4,000,000
Hawaii State GO, Series FW, Callable 1/1/2029 at 100, 4.00%, 1/1/34	2,000,000	2,048,780

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FW, Callable 1/1/2029 at 100, 5.00%, 1/1/37	$3,000,000	$ 3,188,730
Hawaii State GO, Series FW, Callable 1/1/2029 at 100, 5.00%, 1/1/38	6,000,000	6,366,180
Hawaii State GO, Series FW, Callable 1/1/2029 at 100, 5.00%, 1/1/39	400,000	423,024
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/2030 at 100, 4.00%, 7/1/33	1,000,000	1,002,130
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/2030 at 100, 4.00%, 7/1/35	100,000	98,963
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/2030 at 100, 4.00%, 7/1/36	10,000,000	9,842,700
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/2030 at 100, 4.00%, 7/1/37	9,000,000	8,803,800
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 7/1/2030 at 100, 4.00%, 7/1/37	100,000	101,572
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 7/1/2030 at 100, 4.00%, 7/1/38	875,000	886,603
Hawaii State Highway Fund Revenue, Callable 1/1/2031 at 100, 5.00%, 1/1/35	1,010,000	1,110,525
Hawaii State Highway Fund Revenue, Callable 1/1/2031 at 100, 5.00%, 1/1/37	2,800,000	3,060,764
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Callable 1/1/2031 at 100, 5.00%, 1/1/41	$3,580,000	$ 3,844,132
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/2029 at 100, 5.00%, 1/1/32	1,000,000	1,074,470
Hawaii State Highway Fund Revenue, Series A, Callable 7/1/2026 at 100, 5.00%, 1/1/30	4,500,000	4,608,765
Hawaii State Highway Fund Revenue, Series A, Callable 7/1/2026 at 100, 4.00%, 1/1/31	4,300,000	4,337,711
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/2033 at 100, 5.00%, 7/1/40	760,000	839,048
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/2033 at 100, 5.00%, 7/1/41	800,000	876,560
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/2033 at 100, 5.00%, 7/1/43	885,000	962,632
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/2033 at 100, 5.00%, 7/1/52	5,150,000	5,500,354
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 7/1/2030 at 100, 4.00%, 7/1/37	1,890,000	1,932,941
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 7/1/2031 at 100, 4.00%, 7/1/39	35,000	35,534
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 7/1/2034 at 100, 5.25%, 7/1/49	7,500,000	8,269,950

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 5.00%, 10/1/25	$1,000,000	$ 1,015,080
Honolulu City & County GO, Series A, 5.00%, 9/1/26	1,060,000	1,096,665
Honolulu City & County GO, Series A, Callable 10/1/2025 at 100, 5.00%, 10/1/26	5,055,000	5,129,511
Honolulu City & County GO, Series A, Callable 10/1/2025 at 100, 5.00%, 10/1/29	1,735,000	1,758,249
Honolulu City & County GO, Series A, Callable 10/1/2025 at 100, 5.00%, 10/1/35	1,300,000	1,313,858
Honolulu City & County GO, Series A, Callable 10/1/2025 at 100, 5.00%, 10/1/36	1,000,000	1,010,290
Honolulu City & County GO, Series A, Callable 3/1/2030 at 100, 4.00%, 9/1/36	500,000	510,790
Honolulu City & County GO, Series A, Callable 3/1/2030 at 100, 4.00%, 9/1/39	640,000	646,554
Honolulu City & County GO, Series A, Callable 7/1/2033 at 100, 5.00%, 7/1/42	2,435,000	2,667,786
Honolulu City & County GO, Series A, Callable 7/1/2033 at 100, 5.00%, 7/1/43	1,500,000	1,631,580
Honolulu City & County GO, Series A, Callable 7/1/2033 at 100, 5.00%, 7/1/44	3,400,000	3,687,266
Honolulu City & County GO, Series A, Callable 7/1/2033 at 100, 5.00%, 7/1/45	3,455,000	3,736,928
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 7/1/2033 at 100, 5.00%, 7/1/46	$3,865,000	$ 4,170,374
Honolulu City & County GO, Series A, Callable 7/1/2033 at 100, 5.00%, 7/1/47	4,115,000	4,429,263
Honolulu City & County GO, Series A, Callable 7/1/2033 at 100, 5.00%, 7/1/48	3,325,000	3,571,017
Honolulu City & County GO, Series A, Callable 7/1/2034 at 100, 5.25%, 7/1/44	3,125,000	3,489,781
Honolulu City & County GO, Series A, Callable 7/1/2034 at 100, 5.00%, 7/1/45	3,000,000	3,281,190
Honolulu City & County GO, Series A, Callable 9/1/2027 at 100, 4.00%, 9/1/37	1,800,000	1,806,876
Honolulu City & County GO, Series B, Callable 7/1/2032 at 100, 5.25%, 7/1/46	3,920,000	4,264,725
Honolulu City & County GO, Series C, 4.00%, 7/1/25	1,000,000	1,005,160
Honolulu City & County GO, Series C, Callable 7/1/2030 at 100, 3.00%, 7/1/37	1,000,000	905,200
Honolulu City & County GO, Series C, Callable 7/1/2030 at 100, 4.00%, 7/1/39	1,000,000	1,010,910
Honolulu City & County GO, Series C, Callable 7/1/2030 at 100, 5.00%, 7/1/43	930,000	985,056

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Callable 8/1/2029 at 100, 5.00%, 8/1/33	$2,070,000	$ 2,231,501
Honolulu City & County GO, Series C, Callable 8/1/2029 at 100, 4.00%, 8/1/43	1,565,000	1,548,552
Honolulu City & County GO, Series C, Refunding, Callable 10/1/2025 at 100, 5.00%, 10/1/27	2,095,000	2,125,880
Honolulu City & County GO, Series C, Refunding, Callable 10/1/2025 at 100, 5.00%, 10/1/28	4,510,000	4,572,779
Honolulu City & County Wastewater System Revenue, Callable 7/1/2033 at 100, 5.25%, 7/1/53	10,000,000	10,882,200
Honolulu City & County Wastewater System Revenue, Series A, Callable 1/1/2028 at 100, 5.00%, 7/1/36	6,000,000	6,272,460
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/2026 at 100, 5.00%, 7/1/34	2,085,000	2,135,999
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/2029 at 100, 5.00%, 7/1/44	770,000	805,613
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/2032 at 100, 5.00%, 7/1/47	4,000,000	4,273,920
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/2032 at 100, 5.00%, 7/1/51	14,360,000	15,259,223
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/2032 at 100, 5.25%, 7/1/51	17,500,000	18,935,350
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/2034 at 100, 5.00%, 7/1/44	$10,000,000	$ 10,969,400
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/2034 at 100, 5.25%, 7/1/54	3,510,000	3,859,350
Honolulu City & County Wastewater System Revenue, Series A, Prerefunded, Callable 7/1/2025 at 100, 5.00%, 7/1/40	200,000	201,932
Honolulu City & County Wastewater System Revenue, Series A, Refunding, 5.00%, 7/1/25	4,000,000	4,040,240
Honolulu City & County Wastewater System Revenue, Series B, Prerefunded, Callable 7/1/2025 at 100, 5.00%, 7/1/30	2,150,000	2,170,769
Honolulu City & County Wastewater System Revenue, Series B, Prerefunded, Callable 7/1/2025 at 100, 5.00%, 7/1/31	3,700,000	3,735,742
Honolulu City & County Wastewater System Revenue, Series B, Refunding, 5.00%, 7/1/25	2,095,000	2,116,076
Honolulu City & County Wastewater System Revenue, Series B, Refunding, Callable 7/1/2026 at 100, 5.00%, 7/1/35	635,000	649,973
Kauai County GO, 5.00%, 8/1/25	295,000	298,357
Kauai County GO, 5.00%, 8/1/26	235,000	242,489
Kauai County GO, Callable 8/1/2027 at 100, 5.00%, 8/1/28	285,000	299,167
Kauai County GO, Callable 8/1/2027 at 100, 5.00%, 8/1/30	385,000	403,353

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Callable 8/1/2027 at 100, 4.00%, 8/1/32	$ 200,000	$ 203,380
Kauai County GO, Callable 8/1/2027 at 100, 5.00%, 8/1/37	200,000	207,668
Kauai County GO, OID, Callable 8/1/2027 at 100, 2.50%, 8/1/29	825,000	794,277
Kauai County GO, Refunding, 5.00%, 8/1/29	3,000,000	3,257,850
Kauai County GO, Refunding, 5.00%, 8/1/30	3,500,000	3,857,000
Kauai County GO, Refunding, 5.00%, 8/1/31	3,000,000	3,351,060
Kauai County GO, Refunding, 5.00%, 8/1/32	2,750,000	3,107,775
Kauai County GO, Refunding, 5.00%, 8/1/33	3,000,000	3,423,750
Maui County GO, Callable 3/1/2032 at 100, 5.00%, 3/1/33	1,000,000	1,125,820
Maui County GO, Callable 3/1/2032 at 100, 5.00%, 3/1/34	400,000	449,524
Maui County GO, Callable 3/1/2032 at 100, 5.00%, 3/1/38	1,650,000	1,808,384
Maui County GO, Callable 3/1/2032 at 100, 5.00%, 3/1/39	3,885,000	4,236,631
Maui County GO, Callable 3/1/2032 at 100, 5.00%, 3/1/40	4,075,000	4,423,616
Maui County GO, Callable 3/1/2032 at 100, 5.00%, 3/1/41	1,350,000	1,458,459
Maui County GO, Callable 3/1/2032 at 100, 5.00%, 3/1/42	1,575,000	1,695,503
Maui County GO, Refunding, Callable 3/1/2030 at 100, 5.00%, 3/1/40	1,200,000	1,282,428
Maui County GO, Refunding, Callable 9/1/2028 at 100, 5.00%, 9/1/30	4,000,000	4,276,280
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, 5.00%, 10/1/25	$1,125,000	$ 1,140,874
University of Hawaii Revenue, Series B, Refunding, Callable 10/1/2025 at 100, 5.00%, 10/1/26	1,065,000	1,079,985
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/2030 at 100, 4.00%, 10/1/33	2,000,000	2,076,940
University of Hawaii Revenue, Series E, Refunding, Callable 10/1/2026 at 100, 5.00%, 10/1/29	4,200,000	4,329,402
University of Hawaii Revenue, Series E, Refunding, Callable 10/1/2026 at 100, 5.00%, 10/1/31	3,650,000	3,760,595
University of Hawaii Revenue, Series F, Refunding, 5.00%, 10/1/25	1,000,000	1,014,110
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/2027 at 100, 5.00%, 10/1/29	1,200,000	1,262,052
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/2027 at 100, 5.00%, 10/1/30	2,000,000	2,104,140
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/2027 at 100, 5.00%, 10/1/31	2,500,000	2,627,425
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/2027 at 100, 5.00%, 10/1/34	655,000	685,792
TOTAL MUNICIPAL BONDS (Cost $425,656,133)		417,098,928

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.36%(b)	$3,350,240	$ 3,350,240
TOTAL SHORT-TERM INVESTMENT (Cost $3,350,240)		3,350,240

TOTAL INVESTMENTS - 102.5% (Cost $429,006,373)		420,449,168
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%		(10,133,027)
NET ASSETS - 100.0%		$410,316,141

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(b)	Rate disclosed is the 7-day yield at December 31, 2024.
AMT	Alternative Minimum Tax
GO	General Obligation
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Notes to the Quarterly Portfolio of Investments
December 31, 2024
(Unaudited)
A. Portfolio Valuation:
The Hawaiian Tax-Free Trust's (the “Trust”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued using other fair value methods. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust's Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Trust’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments).
The fair value of a Trust's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Trust's investments carried at fair value:
	Total Value at 12/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Municipal Bonds	$417,098,928	$—	$417,098,928	$—
Short-Term Investment	3,350,240	3,350,240	—	—
Total Assets	$420,449,168	$3,350,240	$417,098,928	$—

HAWAIIAN TAX-FREE TRUST
Notes to the Quarterly Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
At the end of each quarter, the Adviser evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, the Adviser evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Trust’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Trust may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Trust to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Trust have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Trust had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended December 31, 2024, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Trust’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.